Amplify Pure Junior Gold Miners ETF
Schedule of Investments
July 31, 2022 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.8%
Materials - 99.8%
Alamos Gold, Inc.	7,957	$62,844
Alkane Resources Ltd. (a)	24,244	13,365
Argonaut Gold, Inc. (a)	28,117	10,423
B2Gold Corp.	17,010	59,472
Calibre Mining Corp. (a)	33,633	27,823
Centamin PLC	61,894	62,590
DRDGOLD Ltd. - ADR	5,772	35,844
Dundee Precious Metals, Inc.	10,758	51,970
Eldorado Gold Corp. (a)	5,830	35,808
Equinox Gold Corp. (a)	8,059	35,976
Evolution Mining Ltd.	27,349	50,382
GCM Mining Corp.	7,776	22,575
Gold Road Resources Ltd.	56,608	55,104
Great Panther Mining Ltd. (a)	11,513	11,052
Greatland Gold PLC (a)	275,961	42,649
i-80 Gold Corp. (a)	8,420	15,968
IAMGOLD Corp. (a)	18,634	30,685
K92 Mining, Inc. (a)	9,211	57,436
Karora Resources, Inc. (a)	12,066	31,546
Kinross Gold Corp.	0	–
Koza Altin Isletmeleri AS	11,885	107,596
Lundin Gold, Inc. (a)	6,016	40,143
McEwen Mining, Inc. (a)	6,689	26,020
Novagold Resources, Inc. (a)	3,685	17,946
OceanaGold Corp. (a)	26,380	47,969
Osisko Gold Royalties Ltd.	4,990	52,223
Osisko Mining, Inc. (a)	14,740	32,670
Pan African Resources PLC	105,796	26,135
Perseus Mining Ltd.	50,209	59,210
Ramelius Resources Ltd.	64,412	48,542
Red 5 Ltd. (a)	116,361	21,517
Regis Resources Ltd.	45,309	55,803
Resolute Mining Ltd. (a)	141,757	27,697
Royal Gold, Inc.	898	94,084
Sabina Gold & Silver Corp. (a)	19,875	18,458
Seabridge Gold, Inc. (a)	2,640	36,221
Silver Lake Resources Ltd. (a)	44,296	44,664
SSR Mining, Inc.	3,124	51,467
St Barbara Ltd.	64,549	50,672
Torex Gold Resources, Inc. (a)	5,437	41,371
Wesdome Gold Mines Ltd. (a)	5,776	46,430
West African Resources Ltd. (a)	68,301	63,388
Westgold Resources Ltd.	43,749	39,686
Yamana Gold, Inc.	13,324	63,638
		1,827,062
Total Common Stocks (Cost $2,430,659)		1,827,062

CONTINGENT VALUE RIGHTS - 0.0%
Kinross Gold Corp. (a) (b)	2,143	–
Total Contingent Value Rights (Cost $0)		–

MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class - 1.64% (c)	3,096	3,096
Total Money Market Funds (Cost $3,096)		3,096
Total Investments - 100.0%
(Cost $2,433,755)		$1,830,158

Percentages are based on Net Assets of $1,829,533.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	Illiquid security. At July, 2022, the value of this security amounted to $0 or 0.0% of net assets.
(c)	Seven-day yield as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industy Classification Standard (GICS®) was developed by and/or is the exclusive of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2022, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2022:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Australia	$578,001
Britain	68,784
Canada	818,273
Jersey	62,590
South Africa	35,844
Turkey	107,596
United States	155,974
Money Market Funds
United States	3,096
Total Level 1	1,830,158
Level 2	-
Total Level 2	-
Level 3	-
Rights
Canada	0
Total Level 3	0
Total	$1,830,158

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2022, there were no transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.

JGLD	Balance as of 10/31/2021	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 07/31/2022	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 07/31/2022
Rights	$-	$-	$-	$-	$-	$-	$-	$0	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

JGLD			Fair Value as of 07/31/22	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input
Rights			$-	Proration of Share Price	Corporate Action Details	-